Asset Acquisition - Additional Information (Detail)		9 Months Ended
	Jul. 24, 2015 USD ($) a Buildings Installments	Sep. 30, 2015 USD ($) a	Aug. 07, 2015 a	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Escrow Deposit		$ 15,000		$ 400,476
Fair value of acquired property	$ 5,000,000	500,000
Cash payment	500,000	$ 5,000,000
Purchase price allocation, land	4,945,000
Purchase price allocation, building and structures	$ 55,000
Number of buildings to be replaced | Buildings	2
EWSD [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of equity interest	100.00%
Area of real estate property | a			320
Escrow Deposit	$ 500,000
Royalty percentage on adjusted gross revenues	3.00%
Royalty payment period	3 years
Percentage of royalty payable in cash	50.00%
Percentage of royalty payable in common stock	50.00%
EWSD [Member] | Leased Property [Member]
Business Acquisition [Line Items]
Area of real estate property | a		150
EWSD [Member] | Secured Promissory Note [Member]
Business Acquisition [Line Items]
Royalty payment terms		Company's future payments to Seller of a royalty of 3% of the adjusted gross revenue, if any, from operation of the Acquired Property (including sale of any portion of or interest in the Acquired Property less any applicable expenses) for the three-year period beginning on January 1, 2016. Such royalty payments shall be payable 50% in cash and 50% in Company common stock (the "Royalty Payment").
Debt Instrument, Face Amount	$ 3,670,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt instrument frequency description		Commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018.
Debt Instrument, Payment Terms		The Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon an amortization period of thirty years
Amortization period of Debt instrument	30 years
Debt instrument frequency payments of principal and interest | Installments	35
EWSD [Member] | Unsecured Promissory Note [Member]
Business Acquisition [Line Items]
Acquisition date		Aug. 07, 2015
Debt Instrument, Face Amount	$ 830,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt instrument frequency description		Unsecured Note shall be payable by EWSD in thirty-five payments of principal and interest, which shall be calculated based upon a hypothetical amortization period of thirty years
Debt Instrument, Payment Terms		Commencing on September 1, 2015 and continuing thereafter on the first day of each calendar month through and including July 1, 2018; and one final balloon payment of all unpaid principal and accrued but unpaid interest on August 1, 2018.
Amortization period of Debt instrument	30 years
Debt instrument frequency payments of principal and interest | Installments	35
Balance amount owing to be paid		$ 4,485,763
Current maturities of long-term debt	$ 378,278
Southwest [Member]
Business Acquisition [Line Items]
Area of real estate property | a	320